Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
As required by Item 402(v) of Regulation
S-K,
we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last three completed fiscal years. In determining the “compensation actually paid” (“CAP”) to our Named Executive Officers (“NEOs”), we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table (“SCT”) in previous years, as the SEC’s valuation methods for this section differ from those required in the SCT. The table below summarizes compensation values both previously reported in our SCT, as well as the adjusted values required in this section for the 2020, 2021, 2022 and 2023 fiscal years. Our Principal Executive Officer (“PEO”) is our Chief Executive
Officer
(“CEO”). Note that
for
our NEOs not including our CEO (our
“Non-CEO
NEOs”), compensation is reported as an average.

Fiscal Year	SCT Total for CEO	CAP to CEO	Average SCT Total for Non-CEO NEOs	Average CAP to Non-CEO NEOs	Total Shareholder Return	Net Income (in Thousands)	Adjusted EBITDA (in Thousands)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)
2023	$858,239	$734,188	$589,852	$529,279	$295	$(7,083)	$7,284
2022	$1,236,241	$734,738	$695,742	$426,486	$367	$26,134	$52,574
2021	$1,675,720	$2,245,956	$954,639	$1,166,494	$733	$102,386	$152,011
2020	$1,356,763	$1,925,667	$773,664	$1,053,740	$355	$55,940	$86,315
Column (a):
Our fiscal year 2020 includes 53 weeks, whereas our fiscal years 2021, 2022 and 2023 each include 52 weeks. Accordingly, compensation in fiscal year 2020 reflects one extra week of pay compared to fiscal years 2021, 2022 and 2023.
Column (b):
Reflects compensation amounts reported in the SCT for our
CEO
, Steven G. Miller, for the respective years shown.
Column (c):
To calculate the CAP for our CEO, the following adjustments were made
to the SCT total compensation, calculated in accordance with the SEC methodology for determining CAP for each year shown:
CEO

Year	SCT Total	— RSAs Granted	— Options Granted	+ Year-End Equity Value	+/— Change in Value of Prior Equity Awards	+/— Change in Value of Vested Equity Awards	— Value of Equity Awards that Failed to Meet Vesting Conditions	CAP
2023	$858,239	$(172,040)	$—	$139,480	$(67,906)	$(23,585)	$—	$734,188
2022	$1,236,241	$(282,240)	$—	$158,940	$(254,573)	$(123,630)	$—	$734,738
2021	$1,675,720	$(268,200)	$—	$342,180	$234,664	$261,593	$—	$2,245,956
2020	$1,356,763	$(21,000)	$(34,342)	$339,628	$262,865	$21,753	$—	$1,925,667
Column (d):
Reflects compensation amounts reported in the SCT for our
non-CEO
NEOs as listed below.
2023: Barry D. Emerson and Boyd O. Clark.
2022: Barry D. Emerson, Boyd O. Clark, Jeffrey L. Fraley, and Ian R. Landgreen.
2021: Barry D. Emerson, Boyd O. Clark, and Jeffrey L. Fraley.
2020: Barry D. Emerson, Boyd O. Clark, and Jeffrey L. Fraley.

Column (e):

To calculate the CAP for our
non-CEO
NEOs, the following adjustments were made to the SCT total compensation, calculated in accordance with the SEC methodology for determining CAP for each year shown, with all figures below representing averages for the applicable non-CEO
NEOs:
Non-CEO
NEOs (Average)

Year	SCT Total	— RSAs Granted	— Options Granted	+ Year-End Equity Value	+/— Change in Value of Prior Equity Awards	+/— Change in Value of Vested Equity Awards	— Value of Equity Awards that Failed to Meet Vesting Conditions	CAP
2023	$589,852	$(78,200)	$—	$63,400	$(37,743)	$(8,030)	$—	$529,279
2022	$695,742	$(142,446)	$(13,655)	$63,576	$(132,228)	$(44,503)	$—	$426,486
2021	$954,639	$(111,253)	$—	$141,941	$129,009	$52,158	$—	$1,166,494
2020	$773,664	$(8,500)	$(15,568)	$170,486	$142,287	$(8,627)	$—	$1,053,740
Column (f):
The values disclosed in this Total Shareholder
Return
column (“TSR”) represent the measurement period value (including reinvestment of dividends) of an investment of $100 in our common stock as of the last day of our fiscal 2019 (December 29, 2019), and then valued again (including reinvestment of dividends) as of the last day of our fiscal 2020 (January 3, 2021), the last day of our fiscal 2021 (January 2, 2022), the last day of our fiscal 2022 (January 1, 2023), and the last day of our fiscal 2023 (December 31, 2023) (“Applicable Measurement Periods”).
Column (g):
Reflects “Net Income” from the company’s Consolidated Income Statements included in our Annual Reports on Form
10-K
for each of the fiscal years ended December 31, 2023, January 1, 2023, January 2, 2022, and January 3, 2021.
Column (h):
See Appendix A for the calculation of Adjusted EBITDA.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
Column (d):
Reflects compensation amounts reported in the SCT for our
non-CEO
NEOs as listed below.
2023: Barry D. Emerson and Boyd O. Clark.
2022: Barry D. Emerson, Boyd O. Clark, Jeffrey L. Fraley, and Ian R. Landgreen.
2021: Barry D. Emerson, Boyd O. Clark, and Jeffrey L. Fraley.
2020: Barry D. Emerson, Boyd O. Clark, and Jeffrey L. Fraley.

PEO Total Compensation Amount	$ 858,239	$ 1,236,241	$ 1,675,720	$ 1,356,763
PEO Actually Paid Compensation Amount	$ 734,188	734,738	2,245,956	1,925,667
Adjustment To PEO Compensation, Footnote
Column (c):
To calculate the CAP for our CEO, the following adjustments were made
to the SCT total compensation, calculated in accordance with the SEC methodology for determining CAP for each year shown:
CEO

Year	SCT Total	— RSAs Granted	— Options Granted	+ Year-End Equity Value	+/— Change in Value of Prior Equity Awards	+/— Change in Value of Vested Equity Awards	— Value of Equity Awards that Failed to Meet Vesting Conditions	CAP
2023	$858,239	$(172,040)	$—	$139,480	$(67,906)	$(23,585)	$—	$734,188
2022	$1,236,241	$(282,240)	$—	$158,940	$(254,573)	$(123,630)	$—	$734,738
2021	$1,675,720	$(268,200)	$—	$342,180	$234,664	$261,593	$—	$2,245,956
2020	$1,356,763	$(21,000)	$(34,342)	$339,628	$262,865	$21,753	$—	$1,925,667

Non-PEO NEO Average Total Compensation Amount	$ 589,852	695,742	954,639	773,664
Non-PEO NEO Average Compensation Actually Paid Amount	$ 529,279	426,486	1,166,494	1,053,740
Adjustment to Non-PEO NEO Compensation Footnote
Column (e):

To calculate the CAP for our
non-CEO
NEOs, the following adjustments were made to the SCT total compensation, calculated in accordance with the SEC methodology for determining CAP for each year shown, with all figures below representing averages for the applicable non-CEO
NEOs:
Non-CEO
NEOs (Average)

Year	SCT Total	— RSAs Granted	— Options Granted	+ Year-End Equity Value	+/— Change in Value of Prior Equity Awards	+/— Change in Value of Vested Equity Awards	— Value of Equity Awards that Failed to Meet Vesting Conditions	CAP
2023	$589,852	$(78,200)	$—	$63,400	$(37,743)	$(8,030)	$—	$529,279
2022	$695,742	$(142,446)	$(13,655)	$63,576	$(132,228)	$(44,503)	$—	$426,486
2021	$954,639	$(111,253)	$—	$141,941	$129,009	$52,158	$—	$1,166,494
2020	$773,664	$(8,500)	$(15,568)	$170,486	$142,287	$(8,627)	$—	$1,053,740

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
Tabular List of Most Important Financial Performance Metrics
Set forth below is a tabular list of the financial performance metrics that we consider to be the most important financial performance measures to link to CAP to our CEO and non-CEO
NEOs during the last fiscal year.

Measure	Applicable to CAP to:
Net Sales in the last fiscal year	CEO and all non-CEO NEOs
Selling and administrative expense in the last fiscal year	CEO and all non-CEO NEOs
Adjusted EBITDA in the last fiscal year	CEO and all non-CEO NEOs
Net Income in the last fiscal year	CEO and all non-CEO NEOs

Total Shareholder Return Amount	$ 295	367	733	355
Net Income (Loss)	$ (7,083,000)	$ 26,134,000	$ 102,386,000	$ 55,940,000
Company Selected Measure Amount	7,284,000	52,574,000	152,011,000	86,315,000
PEO Name	Steven G. Miller
Measure:: 1
Pay vs Performance Disclosure
Name	Net Sales in the last fiscal year
Measure:: 2
Pay vs Performance Disclosure
Name	Selling and administrative expense in the last fiscal year
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA in the last fiscal year
Measure:: 4
Pay vs Performance Disclosure
Name	Net Income in the last fiscal year
PEO | RSAs Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (172,040)	$ (282,240)	$ (268,200)	$ (21,000)
PEO | Options Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(34,342)
PEO | Year End Equity Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	139,480	158,940	342,180	339,628
PEO | Change In Value Of Prior Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(67,906)	(254,573)	234,664	262,865
PEO | Change In Value Of Vested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(23,585)	(123,630)	261,593	21,753
PEO | Value Of Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | RSAs Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(78,200)	(142,446)	(111,253)	(8,500)
Non-PEO NEO | Options Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(13,655)	0	(15,568)
Non-PEO NEO | Year End Equity Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	63,400	63,576	141,941	170,486
Non-PEO NEO | Change In Value Of Prior Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(37,743)	(132,228)	129,009	142,287
Non-PEO NEO | Change In Value Of Vested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,030)	(44,503)	52,158	(8,627)
Non-PEO NEO | Value Of Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0